The Company and Principal Business Activities	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Image P2P Trading Group Limited [Member]
The Company and Principal Business Activities

1.	THE COMPANY AND PRINCIPAL BUSINESS ACTIVITIES

Image P2P Trading Group Limited (the “Company”) was incorporated in the British Virgin Islands (“BVIs”) on April 21, 2015. The Company, through its direct and indirect wholly owned subsidiaries, is in the business of producing, marketing and selling tea polyphenoli-based products. The Company’s operations are located in the People’s Republic of China (“PRC”).

Asia Grand Will (“AGW”) was incorporated on March 18, 2017 in the Hong Kong SAR. AGW wholly owns Fuzhi Yuan (Shenzhen) Holdings Limited (“FYSZ”) which was established on June 20, 2017 in the PRC. FYSZ is a wholly owned foreign entity. FYSZ wholly owns Jiangxi Fu Zhi Yuan Biotechnology Limited (“JXFZYBL”), which was established on January 5, 2013 in the PRC. FYSZ acquired JXFZYBL on July 14, 2017. AGW and FYSZ are intermediary holding companies. The Company conducts its operations through JXFZYB. The Company acquired AGW on Jul 28, 2017. AGW established FYSZ on May 25, 2017.

The reorganization of the Company and its subsidiaries via acquisitions detailed above, by and amongst the Company and AGW, FYSZ, and JXFZYBL, have been accounted for under US GAAP as business combinations under common control as the Company, the legal acquirer, and AGW, FYSZ, and JXFZYBL, the legal acquirees, were entities controlled directly or indirectly by the same group of shareholders. JXFZYBL, immediately before being acquired by FYSZ, was 91% and 9% owned by Messrs. Peng Qiu and Mingguang Li, respectively; pursuant to the reorganization where the Company acquired 100% of AGW, which owns 100% of FYSZ, and FYSZ acquiring 100% of JXFZYBL, Messrs. Peng Qiu and Mingguang Li were issued 4,600 and 455 of the Company’s ordinary shares in exchange for their ownership in JXFZYBL. The Company’s historical stockholders’ equity has been retroactively restated whereby the acquisitions of AGW, FYSZ, and JXFZYBL were accounted for as a recapitalization of the Company.

On or about September 13, 2017, the Company completed the issuance of 44,945 new ordinary shares to thirty individuals for net proceeds to $44,495 or $1 per share. The Company expects to use the funds for general corporate purposes.

1.	THE COMPANY AND PRINCIPAL BUSINESS ACTIVITIES

Image P2P Trading Group Limited (the “Company”) was incorporated in the British Virgin Islands (“BVIs”) on April 21, 2015. The Company, through its direct and indirect wholly owned subsidiaries, is in the business of producing, marketing and selling tea polyphenol-based products. The Company’s operations are located in the People’s Republic of China (“PRC”).

Asia Grand Will (“AGW”) was incorporated on March 18, 2017 in the Hong Kong SAR. AGW wholly owns Fuzhi Yuan (Shenzhen) Holdings Limited (“FYSZ”) which was established on June 20, 2017 in the PRC. FYSZ is a wholly owned foreign entity. FYSZ wholly owns Jiangxi Fu Zhi Yuan Biotechnology Limited (“JXFZYBL”), which was established on January 5, 2013 in the PRC. FYSZ acquired JXFZYBL on July 14, 2017. AGW and FYSZ are intermediary holding companies. The Company conducts its operations through JXFZYB. The Company acquired AGW on Jul 28, 2017. AGW established FYSZ on May 25, 2017.

The reorganization of the Company and its subsidiaries via acquisitions detailed above, by and amongst the Company and AGW, FYSZ, and JXFZYBL, have been accounted for under US GAAP as business combinations under common control as the Company, the legal acquirer, and AGW, FYSZ, and JXFZYBL, the legal acquirees, were entities controlled directly or indirectly by the same group of shareholders. JXFZYBL, immediately before being acquired by FYSZ, was 91% and 9% owned by Messrs. Peng Qiu and Mingguang Li, respectively; pursuant to the reorganization where the Company acquired 100% of AGW, which owns 100% of FYSZ, and FYSZ acquiring 100% of JXFZYBL, Messrs. Peng Qiu and Mingguang Li were issued 4,600 and 455 of the Company’s ordinary shares in exchange for their ownership in JXFZYBL. The Company’s historical stockholders’ equity has been retroactively restated whereby the acquisitions of AGW, FYSZ, and JXFZYBL were accounted for as a recapitalization of the Company.

On or about September 13, 2017, the Company completed the issuance of 44,945 new ordinary shares to thirty individuals for net proceeds to $44,495 or $1 per share. The Company expects to use the funds for general corporate purposes.